FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on Recurring Basis at Aggregate Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Assets	$ 44,392	$ 22,631
Liabilities	(14,565)	(13,246)
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets (liabilities)	3,641	1,856
Recurring fair value measurement | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets (liabilities)	3,572	1,780
Recurring fair value measurement | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets (liabilities)	69	76
Recurring fair value measurement | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets (liabilities)	0	0
Recurring fair value measurement | Derivatives
Disclosure of fair value measurement of assets [line items]
Liabilities	1	0
Recurring fair value measurement | Derivatives | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Recurring fair value measurement | Derivatives | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Liabilities	1	0
Recurring fair value measurement | Derivatives | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Recurring fair value measurement | Cash and equivalents
Disclosure of fair value measurement of assets [line items]
Assets	3,314	1,571
Recurring fair value measurement | Cash and equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	3,314	1,571
Recurring fair value measurement | Cash and equivalents | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Cash and equivalents | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Other investments [Member]
Disclosure of fair value measurement of assets [line items]
Assets	258	209
Recurring fair value measurement | Other investments [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	258	209
Recurring fair value measurement | Other investments [Member] | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Other investments [Member] | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member]
Disclosure of fair value measurement of assets [line items]
Assets	68	76
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member] | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	68	76
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member] | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	$ 0	$ 0